Long-term debt - Schedule of Long-term Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Long-term debt	$ 31,873	$ 30,854
Fixed Rate Senior Notes
Debt Instrument [Line Items]
Debt, interest rate, minimum	0.75%	0.75%
Debt, interest rate, maximum	6.47%	6.47%
Debt, maturity date, beginning	2026
Debt, maturity date, end	2036
Long-term debt	$ 28,863	$ 28,006
Floating Rate Senior Notes
Debt Instrument [Line Items]
Debt, interest rate, minimum	3.71%	4.94%
Debt, interest rate, maximum	4.70%	5.32%
Debt, maturity date, beginning	2027
Debt, maturity date, end	2038
Long-term debt	$ 1,325	$ 1,226
Subordinated debt
Debt Instrument [Line Items]
Debt, interest rate, minimum	3.00%	3.00%
Debt, interest rate, maximum	5.61%	5.61%
Debt, maturity date, beginning	2028
Debt, maturity date, end	2039
Long-term debt	$ 1,685	$ 1,622